Accrued Liabilities and Other Liabilities - Schedule of Accrued Liabilities and Other Liabilities (Parenthetical) (Details) ¥ in Millions, $ in Millions	1 Months Ended		6 Months Ended
	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Payables And Accruals [Abstract]
Applicable tax rate of cultural development fee for advertising services revenues			3.00%
Non-refundable incentive payment received from depositary bank	¥ 12.5	$ 1.8
Amount recorded ratably as other gains, arrangement period			5 years
Incentive amount reduction to general and administrative expenses			¥ 1.3	¥ 0.0